Expense Example - A C I Shares - JPMorgan Market Expansion Enhanced Index Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	583	762	957	1,518	212	409	729	1,493	36	167	310	726